COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets in guarantee
Financial assets pledged as collateral	$ 4,904,935	$ 7,261,336
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets pledged as collateral	3,710,757	2,887,177
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets pledged as collateral	$ 1,194,178	$ 4,374,159